RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Directors and Officers
Statement [Line Items]
Stock options issued	850,000	0
Share-based compensation expense	$ 12,778	$ 0
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 9,000	$ 4,000